INVESTMENTS IN AVAILABLE-FOR-SALE SECURITIES	12 Months Ended
Dec. 31, 2011
INVESTMENTS IN AVAILABLE-FOR-SALE SECURITIES
NOTE 3 - INVESTMENTS IN AVAILABLE-FOR-SALE SECURITIES

Debt and equity securities have been classified in the consolidated balance sheets according to management’s intent.  The amortized cost of securities and their approximate fair values are as follows as of December 31:

	Amortized	Gross	Gross
	Cost	Unrealized	Unrealized	Fair
	Basis	Gains	Losses	Value
December 31, 2011:
Debt securities issued by the U.S. Treasury and other U.S. government corporations and agencies	$12,500,000	$45,166	$2,587	$12,542,579
Obligations of states and municipalities	12,915,524	698,144	1,420	13,612,248
Corporate debt securities	2,509,052	4,208	28,825	2,484,435
Mortgage-backed securities	26,616,556	415,638	165,940	26,866,254
SBA loan pools	1,231,306	122,304	-	1,353,610
U.S. government sponsored enterprises perpetual/callable preferred stocks	-	-	-	-
Marketable equity securities	5,346,422	-	-	5,346,422
	61,118,860	1,285,460	198,772	62,205,548
Money market mutual funds included in cash and cash equivalents	(5,346,422)	-	-	(5,346,422)
Total available-for-sale securities	$55,772,438	$1,285,460	$198,772	$56,859,126

	Amortized	Gross	Gross
	Cost	Unrealized	Unrealized	Fair
	Basis	Gains	Losses	Value
December 31, 2010:
Debt securities issued by the U.S. Treasury and other U.S. government corporations and agencies	$10,749,626	$76,693	$35,297	$10,791,022
Obligations of states and municipalities	11,607,144	94,764	135,763	11,566,145
Corporate debt securities	1,003,447	21,281	2,633	1,022,095
Mortgage-backed securities	21,026,171	453,027	172,085	21,307,113
SBA loan pools	1,459,431	108,893	-	1,568,324
U.S. government sponsored enterprises perpetual/callable preferred stocks	16,500	17,998	-	34,498
Marketable equity securities	8,342,967	-	-	8,342,967
	54,205,286	772,656	345,778	54,632,164
Money market mutual funds included in cash and cash equivalents	(8,342,967)	-	-	(8,342,967)
Total available-for-sale securities	$45,862,319	$772,656	$345,778	$46,289,197

The scheduled maturities of securities were as follows as of December 31, 2011:
Fair Value
Due within one year	$1,004,744
Due after one year through five years	14,526,635
Due after five years through ten years	1,572,742
Due after ten years	11,535,141
SBA loan pools	1,353,610
Mortgage-backed securities	26,866,254
$56,859,126

During 2011, proceeds from sales of available-for-sale securities amounted to $8,274,474. Gross realized gains on those sales amounted to $445,338. The tax expense applicable to these gross realized gains amounted to $151,415.  There were no sales of available-for-sale securities during the year ended December 31, 2010.

The following securities of issuers exceeded 10% of stockholders’ equity as of December 31, 2011:

	Amortized	Fair
Issuer	Cost Basis	Value
Invesco ATST Premier Portfolio-Institutional Class	$5,341,184	$5,341,184

As of December 31, 2011 and 2010, the total carrying amounts of securities pledged for securities sold under agreements to repurchase and public deposits were $14,983,075 and $16,587,463, respectively.

The aggregate fair value and unrealized losses of securities that have been in a continuous unrealized loss position for less than twelve months and for twelve months or more, and are not other than temporarily impaired, are as follows:

	Less than 12 Months		12 Months or Longer		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
December 31, 2011:
Debt securities issued by the U.S. Treasury and other U.S. government corporations and agencies	$1,497,413	$2,587	$-	$-	$1,497,413	$2,587
Obligations of states and municipalities	898,396	1,420	-	-	898,396	1,420
Corporate debt securities	1,000,095	3,042	473,240	25,783	1,473,335	28,825
Mortgage-backed securities	6,506,546	47,251	495,686	118,689	7,002,232	165,940
Total temporarily impaired securities	$9,902,450	$54,300	$968,926	$144,472	$10,871,376	$198,772

	Less than 12 Months		12 Months or Longer		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
December 31, 2010:
Debt securities issued by the U.S. Treasury and other U.S. government corporations and agencies	$5,214,703	$35,297	$-	$-	$5,214,703	$35,297
Obligations of states and municipalities	3,759,853	135,763	-	-	3,759,853	135,763
Corporate debt securities	496,130	2,633	-	-	496,130	2,633
Mortgage-backed securities	3,900,106	61,665	847,756	110,420	4,747,862	172,085
Total temporarily impaired securities	$13,370,792	$235,358	$847,756	$110,420	$14,218,548	$345,778

The investments in the Company’s investment portfolio that are temporarily impaired as of December 31, 2011 consist of debt issued by states of the United States and political subdivisions of the states, U.S. corporations, and U.S. government corporations and agencies.  Company management considers investments with an unrealized loss as of December 31, 2011 to be only temporarily impaired because the impairment is attributable to changes in market interest rates and current market inefficiencies.  Company management anticipates that the fair value of securities that are currently impaired will recover to cost basis. As management has the ability to hold securities for the foreseeable future no declines are deemed to be other than temporary.